Particulars of Employees (Details) £ in Thousands	12 Months Ended
	Jun. 30, 2019 GBP (£) employee	Jun. 30, 2018 GBP (£) employee	Jun. 30, 2017 GBP (£) employee
Average number of staff employed by the group during the year:
Number of operational staff | employee	4,902	3,957	3,181
Number of administrative staff | employee	503	373	283
Number of management staff | employee	7	7	7
Total | employee	5,412	4,337	3,471
Aggregate payroll costs of the above were:
Wages and salaries | £	£ 163,399	£ 122,166	£ 82,894
Social security and pension costs | £	13,767	15,336	14,850
Share-based compensation | £	12,022	1,505	854
Total | £	£ 189,188	£ 139,007	£ 98,598